Note 7 - Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details) - Employee Stock Option [Member] - € / shares	1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Outstanding - number (in shares)		917,188	1,095,850	1,310,850
Outstanding - Weighted average exercise price (in Euro per share)		€ 2.79	€ 2.76	€ 2.70
Granted - number (in shares)	575,000	575,000	0
Granted - Weighted average exercise price (in Euro per share)		€ 3.22
Exercised - number (in shares)			(72,412)	(750)
Exercised - Weighted average exercise price (in Euro per share)			€ 2.13	€ 3.99
Forfeited - number (in shares)		(42,750)	(106,250)	(90,250)
Forfeited - Weighted average exercise price (in Euro per share)		€ 2.98	€ 2.88	€ 2.07
Expired - number (in shares)				(124,000)
Expired - Weighted average exercise price (in Euro per share)				€ 2.60
Outstanding - number (in shares)		1,449,438	917,188	1,095,850
Outstanding - Weighted average exercise price (in Euro per share)		€ 2.96	€ 2.79	€ 2.76
Exercisable - number (in shares)		702,438	724,688	784,600
Exercisable - Weighted average exercise price (in Euro per share)		€ 3.02	€ 3.03	€ 3.09
Shares purchase options available for grant - number (in shares)		243,428	232,428	83,428